License and Purchase Agreements	12 Months Ended
Dec. 31, 2023
License Agreements [Abstract]
License and Purchase Agreements
3. License and Purchase Agreements
Agreement with The University of Manchester
On September 30, 2020, the Company entered into an agreement (“MPSII License Agreement”) with The University of Manchester, England (“UoM”), whereby UoM granted to the Company an exclusive worldwide license under certain patent and other intellectual property rights, subject to certain retained rights, to develop, commercialize and sell an ex vivo
lentiviral gene therapy for use in the treatment of Hunter syndrome, or mucopolysaccharidosis type II (“MPSII”). As consideration for the MPSII License Agreement, the Company agreed to pay UoM an upfront, one-time
fee of $8,000, which was recognized as research and development expense during the year ended December 31, 2020.
As part of the agreement, the Company was obligated to make milestone payments of up to an aggregate of $80,000 upon the achievement of specified development and regulatory milestones, to pay royalties, on a product-by-product
and
country-by-country
basis, of a
mid-single
digit percentage based on net sales of products licensed under the agreement and to pay a low double-digit percentage of any sublicense fees received by the Company. During the third quarter of 2022, a $2,000 milestone payment under the MPSII License Agreement became due following the date of regulatory approval of the CTA for the investigator-sponsored Phase 1/2 clinical trial sponsored by UoM.
Concurrently with the MPSII License Agreement, the Company entered into a collaborative research funding agreement with UoM (“CRFA”). Under the CRFA, the Company has agreed to fund the budgeted costs of an investigator-sponsored Phase 1/2 clinical trial to be sponsored by UoM in connection with the development activities under the MPSII License Agreement, which were estimated to equal approximately £9,900 in the aggregate.
On September 8, 2023 the Company and UoM terminated the MPSII License Agreement and the CFRA, and in connection with such termination, the Company paid UoM £3,900. Following the termination of the MPSII License Agreement and the CFRA, the Company does not have any remaining financial obligations to UoM.
For the years ended December 31, 2023 and 2022, the Company recognized $1,610 and $2,346, respectively, of costs related to the CRFA, excluding the payment made in connection with the termination.
Agreements with University Health Network (“UHN”)
Fabry License Agreement—
On January 27, 2016, the Company entered into an agreement with UHN, pursuant to which UHN granted the Company an option to enter into an exclusive license under the UHN intellectual property related to Fabry disease in accordance with the pre-negotiated
licensing terms. On November 4, 2016, the Company exercised its option and entered into a license agreement with UHN, pursuant to which UHN granted the Company an exclusive worldwide license under certain intellectual property rights and a non-exclusive
worldwide license under certain
know-how,
in each case subject to certain retained rights, to develop, commercialize and sell products for use in the treatment of Fabry disease. In addition, for three years following the execution of the agreement, UHN granted the Company an exclusive option to obtain a license under certain improvements to the licensed intellectual property rights as well as an option to negotiate a license under certain other improvements.
Under this agreement, the Company paid an option fee of CAD$20, an upfront license fee of CAD$75, plus the annual license maintenance fee for the first year. Thereafter, the Company was also required to pay UHN future annual license maintenance fees until the first sale of a licensed product in certain markets. The Company was also obligated to make future milestone payments in an aggregate amount of up to CAD$2,450 upon the achievement of specified milestones as well as royalties on a country-by-country
basis of a low to

mid-single-digit
percentage of annual net sales of licensed products and a lower single-digit royalty percentage in certain circumstances. Additionally, the Company had agreed to pay a low double-digit royalty percentage of all sublicensing revenue.
The agreement required the Company to meet certain performance milestones within specified timeframes. UHN could terminate the agreement if the Company failed to meet these performance milestones despite using commercially reasonable efforts and the Company is unable to reach agreement with UHN on revised timeframes. The Company’s royalty obligation was to expire on a licensed product-by-licensed
product and
country-by-country
basis upon the latest to occur of the expiration or termination of the last valid claim under the licensed intellectual property rights in such country, the tenth anniversary of the first commercial sale of such licensed product in such country and the expiration of any applicable regulatory exclusivity in such country.
Unless terminated earlier, the agreement was to expire upon the expiration of the Company’s royalty obligation for all licensed products. UHN could terminate the agreement if the Company failed to make any payments within a specified period after receiving written notice of such failure, or in the event that the Company fails to obtain or maintain insurance. Either the Company or UHN could terminate the license agreement in the event of a material breach by the other party and failure to cure such breach within a certain period of time. The Company could voluntarily terminate the agreement with prior notice to UHN.
Effective January 4, 2024, AVROBIO terminated the Fabry license agreement with UHN, and in connection with such termination, the Company paid UHN CAD$194. Following the termination of the agreement, AVROBIO does not have any remaining financial obligations to UHN pursuant to the Fabry license agreement. For the years ended December 31, 2023 and 2022, the Company recorded research and development expense related to this agreement with UHN of $93 and $161, respectively, which consists of reimbursable funded study trial costs and license maintenance fees. No milestone fees were incurred related to the Fabry license agreement in the years ended December 31, 2023 and 2022.
Interleukin 12 License Agreement—
On January 27, 2016, the Company entered into an exclusive license agreement with UHN, pursuant to which UHN granted the Company a license to certain patent rights for the commercial development, manufacture, distribution and use of any products or processes resulting from development of those patent rights related to Interleukin 12. Upon execution of this agreement, the Company paid an upfront license fee of CAD $264. In addition, as part of the initial consideration for the license, the Company issued to UHN 1,161,665 shares of the Company’s common stock and agreed to pay UHN up to $2,000 upon the closing of an IPO if certain criteria are met. The fair value of the shares issued to UHN of $480 and the upfront fee was expensed upon the execution of the agreement. Upon the closing of the Company’s initial public offering (the “IPO”) in 2018, as the criteria were met, the Company paid UHN $2,000. The Company was also required to pay UHN future annual license maintenance fees of CAD $50 on each anniversary of the effective date of the license agreement prior to expiration or termination and potential future milestone payments of up to CAD $19,275 upon the achievement of specified clinical and regulatory milestones. The Company also agreed to pay UHN royalties of a low single-digit percentage of net sales of licensed products sold by the Company. If the Company granted any sublicense rights under the license agreement, the Company agreed to pay UHN a low double-digit royalty percentage of any sublicense income received by the Company. The agreement also required the Company to meet certain diligence requirements based upon specified milestones.
Effective as of August 24, 2023, the Company and UHN agreed to terminate the Interleukin 12 License Agreement, and in connection with such termination there were no payments made to UHN. Following the termination of the agreement, the Company does not have any remaining financial obligations to UHN pursuant to the Interleukin 12 License Agreement.

For the years ended December 31, 2023 and 2022, the Company recorded research and development expense related to this agreement with UHN of $37 and $39, respectively, which consists of license maintenance fees. No milestone fees were incurred related to the Interleukin 12 license agreement in the years ended December 31, 2023 and 2022.
Agreement with BioMarin Pharmaceutical Inc. (“BioMarin”)
On August 31, 2017, the Company entered into a license agreement with BioMarin, pursuant to which BioMarin granted the Company an exclusive worldwide license under certain intellectual property rights owned or controlled by BioMarin to develop, commercialize and sell products for use in the treatment of Pompe disease. The license agreement was amended in February 2018 and again in January 2020 to, among things, provide that BioMarin would supply the Company with certain technology materials. As consideration for this agreement, the Company paid an upfront license fee of $500 in cash and issued 233,765 shares of Series B Preferred Stock to BioMarin at the time of the Company’s Series B Preferred Stock financing in January 2018. The Company is also obligated to make future milestone payments of up to $13,000 upon the achievement of certain specified milestones and agreed to pay BioMarin royalties of a low single-digit percentage of net sales of licensed products sold by the Company or its affiliates covered by patent rights in a relevant country. No expenses related to the license were recorded for the years ended December 31, 2023 and 2022.
Unless terminated earlier, the agreement expires upon the expiration of the Company’s royalty obligation for all licensed products throughout the world. BioMarin and the Company can terminate the agreement in the event of a material breach by the other party and failure to cure such breach within a certain period of time. The Company may terminate the agreement at will upon written notice to BioMarin. BioMarin has the right to terminate the agreement upon the Company’s bankruptcy or insolvency, or in the event of any challenge or opposition to the licensed patent rights or related actions brought by the Company or its affiliates or sublicensees, or if the Company, its affiliates or sublicensees knowingly assist a third-party in challenging or otherwise opposing the licensed patent rights, except as required under a court order or subpoena.
Agreement with Papillon Therapeutics, Inc. (previously GenStem Therapeutics, Inc.)
On October 2, 2017, the Company entered into a license agreement with GenStem, pursuant to which GenStem granted the Company an exclusive worldwide license, subject to certain retained rights, under certain intellectual property rights owned or controlled by GenStem to develop, commercialize and sell products for use in the treatment of cystinosis. Under this agreement, the Company paid an upfront license fee of $1,000 and is required to make payments upon completion of certain milestones up to an aggregate of $16,000. The Company also agreed to pay GenStem a tiered mid to high single-digit royalty percentage on annual net sales of licensed products as well as a low double-digit percentage of sublicense income received from certain third-party licensees. The Company’s royalty obligation expires on a licensed product-by-licensed
product and
country-by-country
basis on the eleventh anniversary of the first commercial sale of such licensed product in such country or the expiration of the last valid claim under the licensed patent rights covering such licensed product in such country, whichever is later. Unless terminated earlier, the agreement expires upon the expiration of the Company’s royalty obligation for all licensed products throughout the world. GenStem and the Company can terminate the agreement in the event of a material breach by the other party and failure to cure such breach within a certain period of time. The Company may terminate the agreement at will upon the specified prior written notice to GenStem. In October 2021, the Company received notice that the license agreement with GenStem had been assigned to Papillon. The license agreement with Papillon was assigned to Novartis on May 19, 2023 in conjunction with the Company’s Asset Purchase Agreement with Novartis which provided for the sale of the Company’s cystinosis gene therapy program and all other assets of the Company specifically related to this program (see “Sale of Cystinosis Program” below).
No expenses related to the license were recorded for the years ended December 31, 2023 and 2022.

Agreement with Lund University Rights Holders
On November 17, 2016, the Company entered into a license agreement with affiliates of Lund University, along with certain other relevant rights holders that may be added from time to time, pursuant to which such rights holders granted to the Company an exclusive worldwide license, subject to certain retained rights, under certain intellectual property rights to develop, commercialize and sell products in any and all uses relevant to Gaucher disease. As consideration for the license, the Company is required to make payments in connection with the achievement of certain milestones up to an aggregate of $550. The agreement expires on the latest of (i) the twentieth anniversary of the end of a certain research project the Company is funding pursuant to an agreement with Lund University, (ii) the expiration of the term of any patent filed on the licensed rights that covers a licensed product, (iii) the expiration of any applicable marketing exclusivity right and (iv) such time that neither the Company nor any sublicensees, partners or contractors are commercializing a licensed product. Either the Company or the rights holders acting together may terminate the license agreement if the other such party commits a material breach and fails to cure such breach within a certain period of time, or if the other party enters into liquidation, becomes insolvent, or enters into composition or statutory reorganization proceedings. No expenses related to the license were recorded for the years ended December 31, 2023 and 2022.
Sale of Cystinosis Program
On May 19, 2023, the Company entered into the Asset Purchase Agreement with Novartis, providing for the sale of the Company’s cystinosis gene therapy program (designated
AVR-RD-04)
and all other assets of the Company specifically related to this program. In addition, pursuant to the Asset Purchase Agreement, the Company has granted an exclusive license to Novartis to use certain intellectual property of the Company, which consists of certain proprietary elements of the Company’s plato
®
gene therapy platform technology specifically within the field of cystinosis. The foregoing transactions contemplated by the Asset Purchase Agreement are referred to as the “Asset Sale.” The Company has also agreed not to assert claims against Novartis for violations of certain other Company intellectual property rights in connection with Novartis’s exercise of the exclusive license granted to it under the Asset Purchase Agreement, and for violations of the licensed intellectual property, except in connection with activities by Novartis in the fields of Gaucher disease, Pompe disease, Hunter syndrome and Fabry disease, or indemnification claims under the Asset Purchase Agreement. The aggregate consideration to the Company consisted of a cash payment of $87,500 upon closing of the transaction. The Company recognized $83,736 as a gain on asset sale, net of $3,764 in transaction costs, in the consolidated statement of operations and comprehensive income (loss).